SUBSEQUENT EVENTS (Details)			1 Months Ended				6 Months Ended
	Feb. 14, 2021 shares	Feb. 02, 2021 $ / shares shares	Aug. 31, 2021 MWh	Jul. 31, 2021 MWh	Sep. 30, 2020 USD ($)	Sep. 30, 2019 subsidiary	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares
Upfront payment | $					$ 3,000,000.0
Ordinary shares, shares outstanding							580,596,665			580,596,665
Number of subsidiaries disposed of | subsidiary						3
Convertible notes, net of debt discount							¥ 63,042,155			$ 9,763,987
Principal amount | ¥							63,042,155
Debt Instrument, Face Amount | ¥							63,042,155
Proceeds from the issuance of convertible note							¥ 161,588,128	$ 25,026,814	¥ 3,358,369
Class A Ordinary Shares
Ordinary shares, shares outstanding							566,989,331			566,989,331	247,090,351
Aggregate price per share | $ / shares		$ 0.0001
Ordinary shares		30
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.01
Shares Issued, Price Per Share | $ / shares		$ 0.0001
Class B ordinary shares
Ordinary shares, shares outstanding							13,607,334			13,607,334	12,942,011
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.01
Restricted shares | Class A Ordinary Shares
Number of awards granted	33,090,000
Subsequent Event | BitRiver
Reserve capacity | MWh				15
Initial term of agreement				2 years
Subsequent Event | KazDigital Ltd
Reserve capacity | MWh			100
Exclusivity period regarding development			6 months
Subsequent Event | LGHSTR Ltd
Reserve capacity | MWh			200
Equity method investment ownership ( as a percentage)			51.00%